Summary on Exchange Rates Applied (Details)	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
RMB:USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
HKD:USD	6.5401		6.8141
HKD:USD	6.6222	7.0427
HKD:USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
HKD:USD	7.7521		7.7502
HKD:USD	7.7517	7.8249